STOCK-BASED COMPENSATION - Vallon - Q1 - Activity of Stock Options (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Number of options
Outstanding, Beginning balance (in shares)	16,081	16,081
Granted (in shares)		31,608
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Outstanding, Ending balance (in shares)		45,423	16,081
Exercisable, Ending Balance (in shares)		45,423
Weighted average exercise price
Outstanding, Beginning balance (in usd per share)	$ 169.84	$ 169.84
Granted (in usd per share)		16.66
Exercised (in usd per share)		$ 0
Outstanding, Ending balance (in usd per share)			$ 169.84
Weighted average remaining contractual term (years)
Outstanding (years)		7 years 11 months 1 day	4 years 8 months 15 days
Exercisable (years)		7 years 11 months 1 day
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Number of options
Outstanding, Beginning balance (in shares)	23,142	23,142
Granted (in shares)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Forfeited (in shares)	0
Outstanding, Ending balance (in shares)	23,142		23,142
Exercisable, Ending Balance (in shares)	13,112
Weighted average exercise price
Outstanding, Beginning balance (in usd per share)	$ 118.20	$ 118.20
Granted (in usd per share)	0
Exercised (in usd per share)	0
Forfeited/Cancelled (in usd per share)	0
Outstanding, Ending balance (in usd per share)	118.20		$ 118.20
Exercisable, Ending balance (in usd per share)	$ 106.79
Weighted average remaining contractual term (years)
Outstanding (years)	7 years 9 months 18 days		8 years 18 days
Exercisable (years)	7 years 6 months 10 days